Basis of Presentation - Additional Information (Detail) (USD $)									12 Months Ended
	Dec. 31, 2013	Jun. 28, 2013	Feb. 28, 2013	Dec. 31, 2012	Dec. 31, 2013 Unconsolidated Subsidiaries	Dec. 31, 2012 Unconsolidated Subsidiaries	Dec. 31, 2013 Consolidated Subsidiaries	Dec. 31, 2012 Consolidated Subsidiaries	Dec. 31, 2013 Parent Company
Basis Of Presentation [Line Items]
Undistributed earnings from unconsolidated subsidiaries					$ 2,300,000	$ 1,500,000
Restricted net assets					8,200,000	7,500,000	39,800,000	34,300,000
Restricted debt maintained	5,700,000			8,900,000
Dividends to common shareholders									43,100,000
Redeemable preferred stock,total redemption amount	$ 48,400,000	$ 6,000,000	$ 24,800,000						$ 48,400,000